CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Common Stock	Share Subscription	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained earnings	Total
Shares Outstanding, Ending at Sep. 30, 2022	31,790,134
Equity Balance, Ending at Sep. 30, 2022	$ 24,869,917	$ 0	$ 2,498,092	$ 791,848	$ 455,246	$ (15,526)	$ (21,609,621)	$ 6,989,956
Share subscription	$ 0	85,000	0	0	0	0	0	85,000
Share subscription	0
Exercise of warrants	$ 21,965	0	0	0	0	0	0	21,965
Exercise of warrants	87,860
Net Income (Loss)	$ 0	0	0	0	0	(22,578)	(795,040)	(817,618)
Shares Outstanding, Ending at Sep. 30, 2023	31,877,994
Equity Balance, Ending at Sep. 30, 2023	$ 24,891,882	85,000	2,498,092	791,848	455,246	(38,104)	(22,404,661)	6,279,303
Share subscription	$ 0	(85,000)	0	0	0	0	0	(85,000)
Share subscription	0
Exercise of warrants								0
Private Placements, amount	$ 2,454,255	0	0	23,125	0	0	0	2,477,380
Private Placements, Shares	15,655,500
Flow-through share premium	$ (162,500)	0	0	0	0		0	(162,500)
Share issue costs	(292,666)	0	0	0	26,107	0	0	(266,559)
Acquisition of exploration and evaluation assets	$ 39,600	0	0	0	0		0	39,600
Acquisition of exploration and evaluation assets	180,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	336,735	0	0		0	336,735
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Net Income (Loss)	$ 0	0	0	0	0	30	(2,031,413)	(2,031,383)
Shares Outstanding, Ending at Sep. 30, 2024	47,713,494
Equity Balance, Ending at Sep. 30, 2024	$ 26,930,571	0	2,834,827	814,973	481,353	(38,074)	(24,436,074)	6,587,576
Exercise of warrants	$ 187,000	0	0	0	0	0	0	187,000
Exercise of warrants	38,937
Private Placements, amount	$ 3,820,050	0	0	0	0	0	0	3,820,050
Private Placements, Shares	25,967,000
Flow-through share premium	$ (600,000)	0	0	0	0	0	0	(600,000)
Share issue costs	(355,663)		0	0	91,410	0	0	(264,253)
Acquisition of exploration and evaluation assets	$ 21,600	0	0	0	0	0	0	21,600
Acquisition of exploration and evaluation assets	180,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	58,372	0	0	0	0	58,372
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Exercise of finder's warrants	$ 8,595	0	0	0	(2,645)	0	0	5,950
Warrants Exercised	1,040,000
Net Income (Loss)	$ 0	0	0	0	0	(48,086)	(405,619)	(453,705)
Shares Outstanding, Ending at Sep. 30, 2025	74,939,431
Equity Balance, Ending at Sep. 30, 2025	$ 30,012,153	$ 0	$ 2,893,199	$ 814,973	$ 570,118	$ (86,160)	$ (24,841,693)	$ 9,362,590